REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Contract Owners of PFL Variable Annuity Fund II,
    PFL Life Insurance Company:

We have audited the accompanying balance sheet of PFL Variable Annuity Fund II as of December 31, 1995, and the related statement of operations for the year then ended and statements of changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the respon-sibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1995 by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Variable Annuity Fund II at December 31, 1995, and the results of its operations for the year then ended and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Des Moines, Iowa
February 6, 1996

               [LOGO OF PFL LIFE INSURANCE COMPANY APPEARS HERE]

                                    PFL LIFE

                               INSURANCE COMPANY
                          4333 EDGEWOOD ROAD NORTHEAST
                            CEDAR RAPIDS, IOWA 52499

                                      PFL
                                    VARIABLE
                                    ANNUITY
                                      FUND



                                   Letter to
                                Contract Owners
                                      and
                                 Annual Report
                               for the Year Ended
                               December 31, 1995

                        [LOGO OF PFL LIFE APPEARS HERE]

              [LOGO OF PFL VARIABLE ANNUITY FUND II APPEARS HERE]

                           LETTER TO CONTRACT OWNERS

To Our Contract Owners:

The report of the PFL Variable Annuity for the year ended December 31, 1995 is enclosed for your review.

If you have any questions concerning your contract, please call the Annuity Service Center at 800-634-4672 or write to the following address:

    PFL Life Insurance Company
    Variable Annuity Dept.
    4333 Edgewood Road Northeast
    Cedar Rapids, Iowa 52499

We welcome your inquiries into other tax-deferred products offered by PFL Life. It is a privilege to serve you and help you prepare for your retirement. Please let us know if we can be of further assistance to you.

Sincerely,


/s/William L. Busler
William L. Busler
President

PFL LIFE INSURANCE COMPANY

PFL VARIABLE ANNUITY FUND II

BALANCE SHEET

DECEMBER 31, 1995


ASSETS
 Investment in Lexington Growth
  & Income Fund, Inc., at
  current market value
  (Note 2)............................................................ $432,759
                                                                       ========
LIABILITIES
 Accrued mortality and
  expense risk charges
  (Note 5)............................................................ $    272
                                                                       --------
 Total Liabilities....................................................      272

CONTRACT OWNERS'
 EQUITY
 Deferred annuity contracts
  terminable by owners
  (Notes 3 and 6).....................................................  432,487
                                                                       --------
                                                                       $432,759
                                                                       ========


                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME
 Income:
  Dividends............................................................  $ 46,259
 Expenses:
  Mortality
  and expense risk
  charges (Note 5).....................................................    (3,750)
                                                                         --------
  Net investment
   income..............................................................    42,509
                                                                         --------
NET REALIZED AND UNREALIZED
CAPITAL GAIN (LOSS) FROM INVESTMENTS
 Net realized capital loss
  from sales of investments:
  Proceeds from sales..................................................    61,951
  Cost of investments
   sold................................................................    73,495
                                                                         --------
  Net realized capital loss from sales of investments..................   (11,544)
                                                                         --------
 Unrealized appreciation/depreciation
  of investments:
  Beginning of
   year................................................................   (46,692)
  End of period........................................................     4,071
                                                                         --------
  Net change in
  unrealized
  appreciation/depreciation
  of investments.......................................................    50,763
                                                                         --------
 Net realized and
  unrealized capital
  gain from
  investments..........................................................    39,219
                                                                         --------
INCREASE FROM OPERATIONS...............................................  $ 81,728
                                                                         ========

                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR YEAR ENDED DECEMBER 31, 1995 AND
YEAR ENDED DECEMBER 31, 1994

                                                                1995     1994
                                                              --------  -------
OPERATIONS
 Net investment
  income..................................................... $ 42,509   30,529
 Net realized and
  unrealized capital
  gain (loss) from
  investments................................................   39,219  (46,837)
                                                              --------  -------
  Increase (decrease)
   from operations...........................................   81,728  (16,308)
                                                              --------  -------
CONTRACT
TRANSACTIONS
 Decrease from
  contract terminations,
  surrenders and other
  deductions.................................................  (51,615) (28,480)
                                                              --------  -------
Net increase (decrease)
 in contract
 owners' equity..............................................   30,113  (44,788)

CONTRACT OWNERS'
EQUITY
 Beginning of year...........................................  402,374  447,162
                                                              --------  -------
 End of period............................................... $432,487  402,374
                                                              ========  =======


                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF
    SIGNIFICANT ACCOUNTING POLICIES

    Organization--PFL Variable Annuity Fund II ("Fund II") is a segregated investment account of PFL Life Insurance Company (PFL Life), an indirect, wholly-owned subsidiary of Aegon USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands. Fund II is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

    Investment--Fund II is invested solely in shares of Lexington Growth & Income Fund, Inc., (The "mutual fund"), an open-end diversified management investment company registered under the Investment Company Act of 1940.

    Investments are stated at the closing net asset value per share on December 31, 1995.

    Unrealized gains or losses from investment in the mutual fund are credited or charged to contract owners' equity.

    Realized capital gains or losses from sale of shares in the mutual fund are determined on the first-in, first-out basis.

    Dividend Income--Dividends received from the mutual fund investment are reinvested to purchase additional mutual fund shares.

    Reclassifications--Certain 1994 amounts have been reclassified to conform to the 1995 presentation.

2.  INVESTMENT

    A summary of the mutual fund investment at December 31, 1995 follows:

       NUMBER               NET ASSET
     OF SHARES                VALUE                          MARKET
        HELD                PER SHARE                        VALUE                           COST
     ----------             ---------                       --------                       --------
     27,546.714              $15.71                         $432,759                       $428,688
     ==========              ======                         ========                       ========

PFL VARIABLE ANNUITY FUND II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  CONTRACT OWNERS' EQUITY

    A summary at December 31 of deferred annuity contracts terminable by owners follows:

                                                   DEC. 31, 1995 Dec. 31, 1994
                                                   ------------- -------------
    Accumulation units owned by individuals........  46,482.8204   52,535.264
    Unit value.....................................    $9.304227     7.659117
                                                     -----------   ----------
    Deferred annuity contracts terminable by
     owners........................................     $432,487      402,374
                                                     ===========   ==========

4.  TAXES

    Operations of Fund II form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of Fund II are accounted for separately from other operations of PFL Life for purposes of federal income taxation. Fund II is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of Fund II, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5.  INSURANCE RISK CHARGES

    PFL Life deducts a daily charge equal to an annual rate of 0.9% of the value of the contract owner's individual account as a charge for mortality and expense risk assumed by PFL Life.

6.  NET ASSETS

    At December 31, 1995 contract owners' equity was comprised of:

    Unit transactions, accumulated net investment income and realized capital gains...................................................  $428,416
    Adjustment for appreciation to market value......................     4,071
                                                                       --------
    Total Contract Owners' Equity....................................  $432,487
                                                                       ========